Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 85,204	$ 43,324	$ 25,000
Deferred Offering costs			80,000
Prepaid expenses	475,945	612,449
Total current assets	561,149	655,773	105,000
Investments held in Trust Account	172,532,601	172,516,200
Total assets	173,093,750	173,171,973	105,000
Current liabilities:
Accounts payable and accrued expenses	3,016,831	2,621,918	80,450
Due to related party	647,500	191,250	998
Total current liabilities	3,664,331	2,813,168	81,448
Warrant liability	5,336,775	8,599,233
Total liabilities	9,001,106	11,412,401	81,448
Commitments
Class A Common stock subject to possible redemption; 17,250,000 shares (at redemption value of $10.00 per share)	172,500,000	172,500,000
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common stock, $0.0001 par value; 100,000,000 shares authorized; 520,000 shares issued and outstanding	52	52
Class B Common stock, $0.0001 par value; 10,000,000 shares authorized; 4,312,500 shares issued and outstanding	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(8,407,839)	(10,740,911)	(1,448)
Total stockholders’ deficit	(8,407,356)	(10,740,428)	23,552
Total liabilities and stockholders’ equity (deficit)	173,093,750	173,171,973	105,000
FaZe Clan Inc.
Current assets:
Cash	14,580,000	17,018,000	4,431,000
Accounts receivable, net	7,032,000	6,266,000	2,167,000
Contract assets	2,556,000	4,118,000	1,348,000
Inventory		6,000	59,000
Content asset, net	787,000	474,000
Prepaid expenses and other assets	8,491,000	6,190,000	1,330,000
Total current assets	33,446,000	34,072,000	9,335,000
Restricted cash	600,000	600,000
Property, equipment and leasehold improvements, net	3,725,000	925,000	677,000
Intangible assets, net	789,000	738,000	437,000
Other long-term assets	745,000	733,000	75,000
Total assets	39,305,000	37,068,000	10,524,000
Current liabilities:
Accounts payable and accrued expenses	32,237,000	28,381,000	14,194,000
Short-term debt	13,188,000	3,148,000	2,910,000
Contract liabilities	4,569,000	7,902,000	1,111,000
Other current liabilities		7,000	77,000
Total current liabilities	49,994,000	39,438,000	18,292,000
Long-term debt, net of discounts	70,862,000	70,854,000	30,983,000
Total liabilities	120,856,000	110,292,000	49,275,000
Commitments
MEZZANINE EQUITY:
Series A preferred stock, $0.00001 par value, 3,545,529 shares authorized	33,705,000	33,705,000	33,705,000
Stockholders’ deficit:
Common stock, $0.00001 par value; 31,900,878 shares authorized at March 31, 2022 and December 31, 2021, respectively; 8,540,558 and 8,461,706 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively.
Common stock, $0.00001 par value; 31,900,878 shares authorized at December 31, 2021 and 2020, respectively; 8,461,706 and 7,397,055 shares issued and outstanding at December 31, 2021 and 2020, respectively.
Additional paid-in capital	6,693,000	5,479,000	3,086,000
Accumulated deficit	(121,949,000)	(112,408,000)	(75,542,000)
Total stockholders’ deficit	(115,256,000)	(106,929,000)	(72,456,000)
Total liabilities and stockholders’ equity (deficit)	$ 39,305,000	$ 37,068,000	$ 10,524,000